Capital Stock (Details Narrative) - USD ($)							1 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Jun. 21, 2019	May 02, 2019	Apr. 22, 2019	May 24, 2016	Sep. 30, 2019	Dec. 31, 2020	Sep. 30, 2020	Apr. 21, 2019	Nov. 14, 2016	May 23, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock split description					Split of 1 for 5 which became effective on April 22, 2019	1-for-2 (the “Reverse Stock Split”).
Common stock, shares outstanding	16,191,529	16,191,529			13,471,529		16,191,529	16,191,529	16,191,529	67,357,222
Common stock, shares authorized					50,000,000	250,000,000		50,000,000	50,000,000	250,000,000		500,000,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued percentage											4.00%
Warrants, issued								100,060			100,050
Warrants, term											5 years
Warrants, exercise price per share											$ 4.60
Fair value of warrants											$ 280,042
Warrant [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, measurement input											4.09
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, measurement input											1.66
Warrant [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, term											5 years
Warrant [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, measurement input											4.60
Warrant [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, measurement input											90.7
Joyful Corporation Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new common stock shares issued		2,000,000
Shares issued price per share	$ 1.25	$ 1.25					$ 1.25
Common stock issued during the period, value							$ 400,000
Joyful Corporation Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new common stock shares issued	2,000,000
Shares issued price per share			$ 1.25
Number of shares purchased			2,000,000
Proceeds from shares purchased			$ 2,500,000
Joyful Corporation Limited [Member] | Call Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share			$ 1.25
Number of shares purchased			690,000
License And Acquisition Agreement [Member] | Three Loan Creditors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loan amount write off				$ 6,243,439
Number of new common stock shares issued	720,000			720,000
Shares issued price per share				$ 1.50